Note D - Investments In Real Estate Loans (Detail) - Breakdown of Allowance for Loan Losses (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Allowance for loan losses				(3,573,000)	[2]		(26,247,000)
Loan Balance, net of allowance				27,140,000			31,777,000
Balance	(322,000)	(3,244,000)	(5,759,000)	30,713,000	[1]	(8,569,000)	58,024,000		60,276,000
Non Performing Loans [Member] | No Related Allowance [Member]
Allowance for loan losses					[2]			[2]
Non Performing Loans [Member] | With Related Allowance [Member]
Balance				2,450,000			29,564,000
Allowance for loan losses				(2,000,000)	[2]		(19,570,000)	[2]
Loan Balance, net of allowance				450,000			9,994,000
Balance				2,450,000			29,564,000
Non Performing Loans [Member]
Balance				2,450,000			29,564,000
Allowance for loan losses				(2,000,000)	[2]		(19,570,000)	[2]
Loan Balance, net of allowance				450,000			9,994,000
Balance				2,450,000			29,564,000
Performing Loans [Member] | No Related Allowance [Member]
Balance				24,025,000			17,064,000
Allowance for loan losses					[2]			[2]
Loan Balance, net of allowance				24,025,000			17,064,000
Balance				24,025,000			17,064,000
Performing Loans [Member] | With Related Allowance [Member]
Balance				4,238,000			11,396,000
Allowance for loan losses				(1,573,000)	[2]		(6,677,000)	[2]
Loan Balance, net of allowance				2,665,000			4,719,000
Balance				4,238,000			11,396,000
Performing Loans [Member]
Balance				28,263,000			28,460,000
Allowance for loan losses				(1,573,000)	[2]		(6,677,000)	[2]
Loan Balance, net of allowance				26,690,000			21,783,000
Balance				$ 28,263,000			$ 28,460,000

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowances below.